Investment Securities (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Amortized cost
Due in one year or less	$ 6,896
Due after one year through five years	55,859
Due after five year through ten years	31,757
Due after ten years	1,131
Total	95,643
Asset-backed securities	112,747
Total available for sale securities	208,390
Fair value
Due in one year or less	6,939
Due after one year through five years	56,351
Due after five year through ten years	31,244
Due after ten years	1,078
Total	95,612
Asset-backed securities	110,373
Fair value, Total	$ 205,985	$ 200,246